Loans	12 Months Ended
Jun. 30, 2025
Loans [Abstract]
LOANS

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2025	2024
Residential real estate
One- to four-family	$251,338	$256,216
Multi-family	15,505	15,815
Construction	9,314	13,815
Land	1,508	964
Farm	3,023	1,169
Nonresidential real estate	31,698	34,308
Commercial and industrial	691	700
Consumer and other
Loans on deposits	813	819
Home equity	14,643	10,644
Automobile	134	117
Unsecured	751	585
	329,418	335,152
Allowance for credit losses	(2,170)	(2,127)
	$327,248	$333,025

The amounts above include net deferred loan fees of $149,000 and $288,000 as of June 30, 2025 and 2024.

The following tables present the amortized cost basis of collateral-dependent loans by portfolio class as of June 30, 2025 and June 30, 2024. The recorded investment in loans excludes accrued interest receivable due to immateriality.

June 30, 2025

(in thousands)	Amortized Cost Basis	Ending allowance on collateral- dependent loans
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$1,856	$
Nonresidential real estate	927		–
	$2,783		–

June 30, 2024

(in thousands)	Amortized Cost Basis	Ending allowance on collateral- dependent loans
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,674	$–
Nonresidential real estate	1,925	–
Commercial and industrial	–	–
	$4,599	–

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2025 and 2024. The company reported $136,000 and $175,000 in loans acquired with deteriorated credit quality at June 30, 2025 and 2024, respectively.

June 30, 2025:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$1,720	$136	$1,856	$-
Nonresidential real estate	927	-	927	-
	2,647	136	2,783	-
Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$249,482	$1,690
Multi-family			15,505	86
Construction			9,314	70
Land			1,508	24
Farm			3,023	16
Nonresidential real estate			30,771	230
Commercial and industrial			691	7
Consumer and other
Loans on deposits			813	-
Home equity			14,643	36
Automobile			134	1
Unsecured			751	10
			326,635	2,170
			$329,418	$2,170

June 30, 2024:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate
One- to four-family	$2,674	$175	$2,849	$-
Nonresidential real estate	1,925	-	1,925	-
	4,599	175	4,744	-
Loans collectivelly evaluated for impairment:
Residential real estate
One- to four-family			$253,367	$1661
Multi-family			15,815	100
Construction			13,815	122
Land			964	28
Farm			1,169	4
Nonresidential real estate			32,383	192
Commercial and industrial			700	3
Consumer and other
Loans on deposits			819	-
Home equity			10,644	14
Automobile			117	-
Unsecured			585	3
			330,378	2,127
			$335,152	$2,127

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following table presents impaired loans by class of loans as of and for the years ended June 30, 2025 and 2024:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

June 30, 2025:

With no related allowance recorded:
Residential real estate
One- to four-family	$1,856	$-	$1,873	$91	$91
Nonresidential real estate	927	-	1,181	38	38
	$2,783	$-	$3,054	$129	$129

June 30, 2024:

With no related allowance recorded:
Residential real estate
One- to four-family	$2,849	$-	$3,146	$104	$104
Nonresidential real estate	1,925	-	1,893	54	54
Consumer and other
Home equity	-	-	89	-	-
	$4,774	$-	$5,128	$158	$158

The following tables present the amortized cost basis of loans on nonaccrual status and loans past due over 89 days still accruing as of June 30, 2025 and 2024. The tables include loans acquired with deteriorated credit quality. At June 30, 2025, the table below includes approximately $134,000 of loans on nonaccrual and no loans past due over 89 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2024, approximately $175,000 of loans on nonaccrual and no loans past due over 89 days and still accruing represent such loans. At both June 30, 2025 and 2024, there is $0 in allowance for credit loss for nonaccrual loans as the loans have been charged off to reflect the fair value of the underlying collateral.

	June 30, 2025		June 30, 2024
(in thousands)	Nonaccrual	Loans Past Due Over 89 Days Still Accruing	Nonaccrual	Loans Past Due Over 89 Days Still Accruing

Residential real estate
One- to four-family	$1,924	$592	$2,678	$221
Construction	291	-	-	-
Nonresidential real estate	927	-	969	-
Consumer and other
Unsecured	131	-	-	28
	$3,273	$592	$3,647	$249

One- to four-family loans in process of foreclosure totaled $213,000 and $926,000 at June 30, 2025 and 2024, respectively.

Troubled Debt Restructurings:

Prior to the adoption of ASC 326 a Troubled Debt Restructuring (“TDR”) was the situation where the Bank granted a concession to the borrower that the Banks would not otherwise have considered due to the borrower’s financial difficulties. All TDRs are considered “impaired.”

There were no loans modified to borrowers experiencing financial difficulty during the year ended June 30, 2025 or June 30, 2024.

The following tables present the aging of the principal balance outstanding past due loans as of June 30, 2025 and 2024, by class of loans. The tables include loans acquired with deteriorated credit quality. At June 30, 2025, the table below includes no loans past due that were acquired with deteriorated credit quality, while at June 30, 2024, the table below includes $28,000 in loans 30-59 days past due and approximately $33,000 of loans past due over 89 days of such loans.

June 30, 2025:

(in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$3,731	$687	$1,000	$5,418	$245,920	$251,338
Multi-family	-	246	-	246	15,259	15,505
Construction	127	-	291	418	8,896	9,314
Land	-	-	-	-	1,508	1,508
Farm	-	-	-	-	3,023	3,023
Nonresidential real estate	1,704	25	-	1,729	29,969	31,698
Commercial and industrial	-	-	-	-	691	691
Consumer and other
Loans on deposits	-	-	-	-	813	813
Home equity	-	-	-	-	14,643	14,643
Automobile	-	-	-	-	134	134
Unsecured	23		-	23	728	751
	$5,585	$958	$1,291	$7,834	$321,584	$329,418

June 30, 2024:

(in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater	Total Past Due	Loans Not Past Due	Total

Residential real estate
One- to four-family	$4,517	$847	$1,080	$6,444	$249,772	$256,216
Multi-family	-	-	-	-	15,815	15,815
Construction	1,085	60	-	1,145	12,670	13,815
Land	55	-	-	55	909	964
Farm	-	-	-	-	1,169	1,169
Nonresidential real estate	840	-	-	840	33,468	34,308
Commercial and industrial	4	-	-	4	696	700
Consumer and other
Loans on deposits	-	-	-	-	819	819
Home equity	-	-	28	28	10,616	10,644
Automobile	-	-	-	-	117	117
Unsecured	14	-	-	14	571	585
	$6,515	$907	$1,108	$8,530	$326,662	$335,152

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2025, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

							Revolving
(in thousands)	Term Loans Amortized Cost by Origination Fiscal Year						Loans Amortized
As of June 30, 2025	2025	2024	2023	2022	2021	Prior	Cost Basis	Total
Residential real estate:
One- to four-family
Risk Rating:
Pass	$30,263	$30,777	$46,914	$40,661	$38,891	$59,027	$-	$246,533
Special mention	-	-	-	-	-	96	-	96
Substandard	345	194	-	--	350	3,820	-	4,709
Doubtful	-	-	-	-	-	-	-	-
Total	$30,608	$30,971	$46,914	$40,661	$39,241	$62,943	$-	$251,338

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Multi-family
Risk Rating:
Pass	$1,185	$395	$5,840	$5,226	$1,202	$1,657	$-	$15,505
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$1,185	$395	$5,840	$5,226	$1,202	$1,657	$-	$15,505

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Construction
Risk Rating:
Pass	$5,241	$3,392	$282	$-	$108	$-	$-	$9,023
Special mention	-	-	-	-	-	-	-	-
Substandard	-	291	-	-	-	-	-	291
Doubtful	-	-	-	-	-	-	-	-
Total	$5,241	$3,683	$282	$-	$108	$-	$-	$9,314

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Land
Risk Rating:
Pass	$355	$581	$288	$207	$49	$-	$-	$1,480
Special mention	-	-	-	-	-	-	-	-
Substandard	28	-	-	-	-	-	-	28
Doubtful	-	-	-	-	-	-	-	-
Total	$383	$581	$288	$207	$49	$-	$-	$1,508

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Farm
Risk Rating:
Pass	$2,510	$-	$-	$212	$-	$301	$-	$3,023
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$2,510	$-	$-	$212	$-	$301	$-	$3,023

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Nonresidential real estate
Risk Rating:
Pass	$2,662	$7,245	$1,169	$2,360	$2,822	$13,937	$-	$30,195
Special mention	25	-	-	-	-	551	-	576
Substandard	-	-	722	-	-	205	-	927
Doubtful	-	-	-	-	-	-	-	-
Total	$2,687	$7,245	$1,891	$2,360	$2,822	$14,693	$-	$31,698

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Commercial and industrial
Risk Rating:
Pass	$545	$130	$16	$-	$-	$-	$-	$691
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$545	$130	$16	$-	$-	$-	$-	$691

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Share Loans
Risk Rating:
Pass	$138	$57	$81	$-	$6	$531	$-	$813
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$138	$57	$81	$-	$6	$531	$-	$813

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Home Equity
Risk Rating:
Pass	$-	$-	$-	$-	$-	$-	$14,643	$14,643
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$-	$-	$-	$-	$-	$-	$14,643	$14,643

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Auto
Risk Rating:
Pass	$69	$40	$2	$18	$1	$4	$-	$134
Special mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Total	$69	$40	$2	$18	$1	$4	$-	$134

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

Unsecured
Risk Rating:
Pass	$340	$52	$17	$21	$161	$29	$-	$620
Special mention	-	-	-	-	-	-	-	-
Substandard	131	-	-	-	-	-	-	131
Doubtful	-	-	-	-	-	-	-	-
Total	$471	$52	$17	$21	$161	$29	$-	$751

Current period gross charge offs	$-	$-	$-	$-	$-	$-	$-	$-

As of June 30, 2025, and 2024, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2025:

(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$246,533	$96	$4,709	$-
Multi-family	15,505	-	-	-
Construction	9,023	-	291	-
Land	1,480	-	28	-
Farm	3,023	-	-	-
Nonresidential real estate	30,195	576	927	-
Commercial and industrial	691	-	-	-
Consumer and other
Loans on deposits	813	-	-	-
Home equity	14,643	-	-	-
Automobile	134	-	-	-
Unsecured	620	-	131	-
	$322,660	$672	$6,086	$-

June 30, 2024:

(in thousands)	Pass	Special Mention	Substandard	Doubtful

Residential real estate
One- to four-family	$250,485	$667	$5,064	$-
Multi-family	15,815	-	-	-
Construction	13,815	-	-	-
Land	936	-	28	-
Farm	1,169	-	-	-
Nonresidential real estate	32,253	130	1,925	-
Commercial and industrial	700	-	-	-
Consumer and other
Loans on deposits	819	-	-	-
Home equity	10,490	-	154	-
Automobile	117	-	-	-
Unsecured	585	-	-	-
	$327,184	$797	$7,171	$-

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2025 and 2024:

June 30, 2025:

(in thousands)	Beginning Balance June 30, 2024	Provision for (recovery of) credit losses on loans	Loans charged off	Recoveries	Credit Losses for Unfunded Liabilities	Ending balance
Residential real estate
One- to four-family	$1,661	$29	$-	$-	$-	$1,690
Multi-family	100	(14)	-	-	-	86
Construction	122	(49)	-	-	(3)	70
Land	28	(4)	-	-	-	24
Farm	4	12	-	-	-	16
Nonresidential real estate	192	38	-	-	-	230
Commercial and industrial	3	4	-	-	-	7
Consumer and other
Loans on deposits	-	-	-	-	-	-
Home equity	14	15	-	7	-	36
Automobile	-	1	-	-	-	1
Unsecured	3	7	-	-	-	10
	$2,127	$39	$-	$7	$(3)	$2,170

June 30, 2024:

(in thousands)	Pre-ASC 326 Adoption	Impact of ASC 326 Adoption	As Reported Under ASC 326	Provision for (recovery of) credit losses on loans	Loans charged off	Recoveries	Credit Losses for Unfunded Liabilities	Ending balance
Residential real estate
One- to four-family	$857	$740	$1,597	$82	$(18)	$-	$-	$1,661
Multi-family	278	(145)	133	(33)	-	-	-	100
Construction	41	97	138	(12)	-	-	(4)	122
Land	1	14	15	13	-	-	-	28
Farm	4	2	6	(2)	-	-	-	4
Nonresidential real estate	405	(221)	184	8	-	-	-	192
Commercial and industrial	23	(18)	5	(2)	-	-	-	3
Consumer and other
Loans on deposits	1	(1)	-	-	-	-	-	-
Home equity	23	28	51	(31)	(8)	4	(2)	14
Automobile	-	1	1	(1)	-	-	-	-
Unsecured	1	-	1	2	-	-	-	3
	$1,634	$497	$2,131	$24	$(26)	$4	$(6)	$2,127

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a purchase credit discount of $25,000 and $25,000, at June 30, 2025 and 2024, respectively, was as follows:

(in thousands)	2025	2024
Residential real estate
One- to four-family	$134	$175

Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:

(in thousands)	2025	2024
Balance at beginning of year	$260	$294
Accretion of income	(33)	(34)
Balance at end of year	$227	$260

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2025 or 2024, nor were any allowance for loan losses reversed during those years.